Contingencies and Other Risks (Details) - USD ($) $ in Millions	1 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Contractual Obligations [Line Items]
Legal provision		$ 11.6	$ 13.2
Contingent environmental fines	$ 9.2
Insurance Bonds
Contractual Obligations [Line Items]
Restricted cash		$ 4.6	$ 1.2